Share-based Payment Arrangements - Additional Information (Detail)	1 Months Ended								9 Months Ended		12 Months Ended
	Sep. 30, 2017 shares	Jul. 31, 2016 shares	Jul. 31, 2015 shares	Jul. 31, 2014 shares	Jul. 31, 2013 shares	Jul. 31, 2012 shares	Jul. 31, 2011 shares	Jul. 31, 2010 shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Anti-dilutive outstanding employee share options									11,004,802	13,054,522
Compensation costs recognized | $									$ 42,511	$ 420,044
Recognized compensation liabilities, Non-current | $									88,497		$ 289,613
Other Payable
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Recognized compensation liabilities, Current | $									$ 624,882		669,042
Employee Share Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted to qualified employee	825,833	1,032,250	2,477,336	680,625	619,250	669,750	910,000	661,000
Share option granted expiration period									10 years
Description of vesting requirements for stock option									No performance conditions were attached to the plan. The Company has no legal constructive obligation to repurchase or settle the options in cash.
Decrease in exercise price for award previously granted									50.00%
Anti-dilutive outstanding employee share options									14,081,879
Long Term Incentive Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted									1,566,000
Retrospective share conversion ratio									500.00%
Grant date fair value of award									$ 2.92		7.90	$ 1.10	$ 33.45
Reporting date fair value of award | $									1.73		$ 3.60
Recognized total expenses | $									$ (255,062)	$ 1,386,000
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted to qualified employee									104,000	104,000
Long term incentive plan bonus entitlement units granted									1,462,000
Long Term Incentive Plan Granted in 2017 | Vest in Thirds Each Year After the First, Second, and Third Anniversary of Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted											241,142
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted to qualified employee									241,142	241,142
Long Term Incentive Plan Granted in 2018 | Vest in Thirds Each Year After the First, Second, and Third Anniversary of Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted											491,020
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted to qualified employee									491,020